MATERIAL ACCOUNTING POLICIES - Equipment (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
MATERIAL ACCOUNTING POLICIES
Impairment loss	$ 0
Vehicles
MATERIAL ACCOUNTING POLICIES
Useful life	4 years
Hardware and software
MATERIAL ACCOUNTING POLICIES
Useful life	3 years